Consolidated Balance Sheets - USD ($) $ in Thousands		Aug. 25, 2017	Aug. 26, 2016
Current assets:
Cash and cash equivalents		$ 22,436	$ 58,634
Accounts receivable, net of allowances of $314 and $228 as of August 25, 2017 and August 26, 2016, respectively		183,303	141,036
Inventories	[1]	127,135	103,066
Prepaid expenses and other current assets		14,115	16,522
Total current assets		346,989	319,258
Property and equipment, net		55,182	57,600
Other noncurrent assets		26,728	19,937
Intangible assets, net		5,107	16,884
Goodwill		46,022	44,976
Total assets		480,028	458,655
Current liabilities:
Accounts payable		189,717	197,976
Accrued liabilities		27,316	14,071
Current portion of long-term debt		22,841	17,116
Total current liabilities		239,874	229,163
Long-term debt		154,450	225,587
Deferred tax liabilities		1,439	2,677
Other long-term liabilities		1,869	2,465
Total liabilities		397,632	459,892
Commitments and contingencies (see Note 10)
Shareholders’ equity (deficit):
Ordinary shares, $0.03 par value. Authorized 200,000 shares; issued and outstanding 21,666 and 13,869 as of August 25, 2017 and August 26, 2016, respectively		653	416
Additional paid-in capital		232,162	145,284
Accumulated other comprehensive loss		(143,210)	(147,523)
Retained earnings		(7,209)	586
Total shareholders’ equity (deficit)		82,396	(1,237)
Total liabilities and shareholders’ equity		$ 480,028	$ 458,655

[1]	As of August 25, 2017 and August 26, 2016, 34% and 45%, respectively, of total inventories represented inventory held under the Company's supply chain services.